FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	$ 738	$ 790
Unfavorable changes	(696)	(744)
Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	19	19
Unfavorable changes	(12)	(13)
Securities financing transactions
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	33	41
Unfavorable changes	(37)	(53)
Auction rate securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	46	66
Unfavorable changes	(46)	(66)
Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	27	20
Unfavorable changes	(27)	(20)
Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	183	173
Unfavorable changes	(161)	(146)
Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	18	29
Unfavorable changes	(12)	(19)
Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	3	5
Unfavorable changes	(4)	(8)
Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	10	19
Unfavorable changes	(5)	(11)
Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	361	368
Unfavorable changes	(330)	(335)
Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	39	50
Unfavorable changes	(62)	(73)
UBS AG
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	738	790
Unfavorable changes	(696)	(744)
UBS AG | Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	19	19
Unfavorable changes	(12)	(13)
UBS AG | Securities financing transactions
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	33	41
Unfavorable changes	(37)	(53)
UBS AG | Auction rate securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	46	66
Unfavorable changes	(46)	(66)
UBS AG | Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	27	20
Unfavorable changes	(27)	(20)
UBS AG | Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	183	173
Unfavorable changes	(161)	(146)
UBS AG | Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	18	29
Unfavorable changes	(12)	(19)
UBS AG | Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	3	5
Unfavorable changes	(4)	(8)
UBS AG | Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	10	19
Unfavorable changes	(5)	(11)
UBS AG | Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	361	368
Unfavorable changes	(330)	(335)
UBS AG | Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	39	50
Unfavorable changes	$ (62)	$ (73)